Income Taxes - Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Deferred tax assets:
Net operating loss carryforwards	$ 198,081	$ 183,522
Capitalized research costs	9,636	6,678
Lease liabilities	4,630	5,066
Accruals and reserves	6,807	5,097
Intangibles	1,093	0
Other	11,172	8,800
Total Deferred Tax Assets	231,419	209,163
Less: valuation allowance	(192,867)	(174,317)
Total Deferred Tax Assets, Net of Valuation Allowance	38,552	34,846
Deferred tax liabilities:
Intangibles	0	(1,742)
Convertible debt	(35,565)	(30,541)
ROU assets	(3,047)	(3,290)
Other	(152)	(200)
Total Deferred Tax Liabilities	(38,764)	(35,773)
Net Deferred Tax Liabilities	$ (212)	$ (927)